Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	ENDRA LIFE SCIENCES INC.
Entity Central Index Key	0001681682
Document Type	PRE 14A
Amendment Flag	false
Document Period End Date	Dec. 31, 2024